14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Net loss for the year	$ (2,097,599)	$ (1,885,332)	$ (1,906,297)
Expected income tax recovery	(566,352)	(509,040)	(495,637)
Effect of foreign tax rate	46,724	145,825	110,748
Non-deductible items	112,279	38,513	76,169
Deductible items	(15,196)	(15,911)	(14,580)
Unrecognized benefit of non-capital losses	422,545	340,613	323,301
Income taxes at statutory	$ 0	$ 0	$ 0